Income Tax Benefit/(Expense) - Summary of Deferred Tax Assets Not Brought to Account (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019
Unused tax losses
Potential tax benefit at local tax rates ,Unused tax losses	$ 47,519	$ 51,807
Other temporary differences
Potential tax benefit at local tax rates ,Other temporary differences	5,063	3,130
Other tax credits
Potential tax benefit at local tax rates ,Other tax credit	3,220	3,220
Deferred tax assets not brought to account	$ 55,802	$ 58,157